                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED SEPTEMBER 17, 2007
            TO THE PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

     Effective September 17, 2007 and until further notice, the Contract is not available to fund annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by transfers from existing 403(b) plans and which are not otherwise subject to ERISA.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

501 Boylston Street                                     Telephone (800) 435-4117
Boston, MA 02116